Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Fair Value Disclosures [Abstract]
Fair Value Measurements

Note 8: Fair Value Measurements

We did not elect the fair value measurement option for any of our financial assets or liabilities. The fair value of certain financial instruments and the hierarchy level we used to estimate fair values are shown below:

	March 31, 2017
		Hierarchy Level
	Carrying Value	Level 1	Level 2	Level 3
	(in millions)
Assets:
Cash equivalents	$580	$—	$580	$—
Restricted cash equivalents	12	—	12	—
Liabilities:
Long-term debt(1)	6,370	2,512	—	3,996
Interest rate swaps	7	—	7	—

	December 31, 2016
		Hierarchy Level
	Carrying Value	Level 1	Level 2	Level 3
	(in millions)
Assets:
Cash equivalents	$782	$—	$782	$—
Restricted cash equivalents	11	—	11	—
Liabilities:
Long-term debt(1)	6,369	2,516	—	4,006
Interest rate swaps	12	—	12	—

(1)	Carrying value includes unamortized deferred financing costs and discount. The carrying values and fair values exclude capital lease obligations and other debt.

The fair values of financial instruments not included in this table are estimated to be equal to their carrying values as of March 31, 2017 and December 31, 2016. Our estimates of the fair values were determined using available market information and appropriate valuation methods. Considerable judgment is necessary to interpret market data and develop the estimated fair values.

Cash equivalents and restricted cash equivalents primarily consisted of short-term interest-bearing money market funds with maturities of less than 90 days and time deposits. The estimated fair values were based on available market pricing information of similar financial instruments.

The estimated fair values of our Level 1 long-term debt were based on prices in active debt markets. The estimated fair values of our Level 3 long-term debt were based on indicative quotes received for similar issuances.

We measure our interest rate swaps at fair value, which were estimated using an income approach. The primary inputs into our fair value estimate include interest rates and yield curves based on observable market inputs of similar instruments.

Note 13: Fair Value Measurements

We did not elect the fair value measurement option for any of our financial assets or liabilities. The fair value of certain financial instruments and the hierarchy level we used to estimate fair values are shown below:

	December 31, 2016
	Carrying Value	Hierarchy Level
		Level 1	Level 2	Level 3
	(in millions)
Assets:
Cash equivalents	$782	$—	$782	$—
Restricted cash equivalents	11	—	11	—
Liabilities:
Long-term debt(1)	6,369	2,516	—	4,006
Interest rate swaps	12	—	12	—

	December 31, 2015
	Carrying Value	Hierarchy Level
		Level 1	Level 2	Level 3
	(in millions)
Assets:
Cash equivalents	$287	$—	$287	$—
Restricted cash equivalents	18	—	18	—
Liabilities:
Long-term debt(1)	5,647	1,560	—	4,222
Interest rate swaps	15	—	15	—

(1)	The carrying value includes unamortized deferred financing costs and discount. The carrying values and fair values exclude capital lease obligations and other debt.

The fair values of financial instruments not included in this table are estimated to be equal to their carrying values as of December 31, 2016 and 2015. Our estimates of the fair values were determined using available market information and appropriate valuation methods. Considerable judgment is necessary to interpret market data and develop the estimated fair values.

Cash equivalents and restricted cash equivalents primarily consisted of short-term interest-bearing money market funds with maturities of less than 90 days, time deposits and commercial paper. The estimated fair values were based on available market pricing information of similar financial instruments.

The estimated fair values of our Level 1 long-term debt were based on prices in active debt markets. The estimated fair values of our Level 3 long-term debt were based on indicative quotes received for similar issuances.

We measure our interest rate swaps at fair value, which were estimated using an income approach. The primary inputs into our fair value estimate include interest rates and yield curves based on observable market inputs of similar instruments.